Income Taxes And Tax Status (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes And Tax Status [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation

	2019	2018
Tax benefit at statutory rate	$(1,985)	$(4,382)
State tax benefit	(407)	(897)
Increase in valuation allowance	2,341	5,304
Research and development credit	-	(51)
Other	51	26
	$-	$-

Schedule Of Deferred Tax Assets And Liabilities

	2019	2018
Gross deferred tax assets:
Net operating loss carry-forward	$83,865	$84,192
Research and development credit	7,608	7,879
Stock compensation	(28)	1,027
Patents and other	1,479	1,495
Contingent payment obligation	3,119	2,842
Inventories	139	249
Fixed assets	2	25
Accrued liabilities	200	146
Deferred rent and lease liabilities	142	46
Charitable contributions	1	5
Capital loss carry-forward	-	3
Warranty reserve	3	4
	96,530	97,913
Less valuation allowance	(96,320)	(97,816)
	210	97
Gross deferred tax liabilities:
Convertible debt	(210)	(97)
	(210)	(97)
Net deferred tax asset	$-	$-

Schedule Of Unrecognized Tax Benefits Roll Forward

	2019	2018
Unrecognized tax benefits – beginning of year	$927	$927
Unrecognized tax benefits – end of year	$927	$927